RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Description of debt		interest-free and repayable on demand
Grande Legacy Inc [Member]
Related Party Transaction [Line Items]
Management fee income		$ 440,000
Insurance Commissions and Fees	$ 50,000	240,000	$ 480,000
Royalty income		0	296
Product sales		$ 2,761	$ 17,490